BNY Mellon Equity Income Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Automobiles & Components — 1.7%
Tesla, Inc. (a)	94,806	27,776,262
Banks — 7.5%
Bank of America Corp.	492,969	22,725,871
Citigroup, Inc.	100,600	8,042,970
First Horizon Corp.	742,169	15,986,320
Huntington Bancshares, Inc.	236,500	3,895,155
JPMorgan Chase & Co.	211,818	56,057,634
The PNC Financial Services Group, Inc.	51,219	9,829,950
U.S. Bancorp	160,600	7,532,140
		124,070,040
Capital Goods — 5.7%
Cummins, Inc.	43,900	16,163,102
Emerson Electric Co.	126,612	15,397,285
Fastenal Co.	78,874	5,973,128
Hubbell, Inc.	9,300	3,455,787
Illinois Tool Works, Inc.	16,088	4,246,910
Johnson Controls International PLC	67,953	5,820,854
Lockheed Martin Corp.	35,523	15,998,494
RTX Corp.	59,600	7,926,204
Stanley Black & Decker, Inc. (b)	33,700	2,916,061
TransDigm Group, Inc.	12,600	17,226,720
		95,124,545
Commercial & Professional Services — .8%
Paychex, Inc.	85,343	12,943,973
Consumer Discretionary Distribution & Retail — 4.9%
Amazon.com, Inc. (a)	295,688	62,768,649
Best Buy Co., Inc.	66,089	5,942,062
The Home Depot, Inc.	31,810	12,615,846
		81,326,557
Consumer Durables & Apparel — .2%
Ralph Lauren Corp.	10,573	2,866,763
Consumer Services — 1.4%
Darden Restaurants, Inc.	112,124	22,476,377
The Wendy’s Company (b)	66,731	1,034,330
		23,510,707
Consumer Staples Distribution & Retail — .4%
Sysco Corp.	56,200	4,245,348
Target Corp.	21,821	2,711,041
		6,956,389
Energy — 6.1%
Coterra Energy, Inc.	146,500	3,954,035
Diamondback Energy, Inc.	153,201	24,352,831
Exxon Mobil Corp.	73,738	8,209,251
Halliburton Co.	100,000	2,637,000
ONEOK, Inc.	145,476	14,604,336
Phillips 66	143,777	18,646,439
Schlumberger NV	189,156	7,880,239

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Energy — 6.1% (continued)
The Williams Companies, Inc.	159,548	9,282,503
Valero Energy Corp.	81,763	10,688,877
		100,255,511
Equity Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc. (c)	18,500	4,184,330
BXP, Inc. (c)	77,071	5,466,646
Equity Residential (c)	46,800	3,471,156
Essex Property Trust, Inc. (c)	14,400	4,486,608
Healthpeak Properties, Inc. (c)	508,638	10,406,733
		28,015,473
Financial Services — 5.3%
Blackrock, Inc.	14,500	14,177,810
CME Group, Inc.	35,149	8,919,762
Morgan Stanley	99,117	13,193,464
State Street Corp.	163,000	16,174,490
T. Rowe Price Group, Inc.	39,458	4,171,500
The Goldman Sachs Group, Inc.	33,467	20,826,179
The Western Union Company	131,099	1,419,802
Visa, Inc., Cl. A	25,794	9,355,742
		88,238,749
Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.	785,347	43,861,630
Conagra Brands, Inc.	199,300	5,090,122
Molson Coors Beverage Co., Cl. B	70,800	4,339,332
PepsiCo, Inc.	101,312	15,548,353
Philip Morris International, Inc.	323,765	50,274,229
		119,113,666
Health Care Equipment & Services — 2.6%
Medtronic PLC	459,014	42,238,468
Household & Personal Products — .7%
Kimberly-Clark Corp.	72,150	10,246,021
The Procter & Gamble Company	8,945	1,554,999
		11,801,020
Insurance — 1.5%
Prudential Financial, Inc.	20,577	2,368,413
The Allstate Corp.	112,986	22,501,162
		24,869,575
Materials — 2.8%
Dow, Inc.	107,263	4,087,793
Eastman Chemical Co.	9,863	965,094
Freeport-McMoRan, Inc.	72,440	2,673,760
International Paper Co.	36,854	2,076,723
LyondellBasell Industries NV, Cl. A	281,437	21,622,805
Packaging Corp. of America	70,319	14,984,276
		46,410,451
Media & Entertainment — 6.7%
Alphabet, Inc., Cl. A	185,128	31,523,596
Alphabet, Inc., Cl. C	157,866	27,187,682
Comcast Corp., Cl. A	88,050	3,159,234

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Media & Entertainment — 6.7% (continued)
Meta Platforms, Inc., Cl. A	56,869	37,999,866
Netflix, Inc. (a)	10,952	10,739,093
		110,609,471
Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Bristol-Myers Squibb Co.	655,910	39,105,354
Danaher Corp.	45,840	9,523,718
Gilead Sciences, Inc.	165,159	18,879,325
Johnson & Johnson	163,857	27,039,682
Merck & Co., Inc.	139,246	12,845,444
Pfizer, Inc.	184,485	4,875,939
		112,269,462
Semiconductors & Semiconductor Equipment — 10.6%
Broadcom, Inc.	304,212	60,668,999
NVIDIA Corp.	738,202	92,216,194
QUALCOMM, Inc.	150,052	23,583,673
		176,468,866
Software & Services — 6.1%
Dolby Laboratories, Inc., Cl. A	67,500	5,508,675
Microsoft Corp.	242,632	96,322,478
		101,831,153
Technology Hardware & Equipment — 10.0%
Apple, Inc.	456,031	110,286,537
Cisco Systems, Inc.	462,097	29,625,039
Corning, Inc.	78,400	3,931,760
Hewlett Packard Enterprise Co.	297,614	5,895,733
HP, Inc.	88,127	2,720,480
Juniper Networks, Inc.	90,338	3,270,236
Seagate Technology Holdings PLC (b)	105,469	10,748,346
		166,478,131
Telecommunication Services — 5.2%
AT&T, Inc.	1,295,144	35,499,897
Verizon Communications, Inc.	1,180,309	50,871,318
		86,371,215
Utilities — 3.5%
American Electric Power Co., Inc.	39,100	4,146,555
Consolidated Edison, Inc.	34,700	3,522,744
Constellation Energy Corp.	53,642	13,439,735
Dominion Energy, Inc.	154,313	8,737,202
Duke Energy Corp.	10,591	1,244,336
Entergy Corp.	153,254	13,380,607
Exelon Corp.	42,869	1,894,810
FirstEnergy Corp.	81,800	3,171,386
OGE Energy Corp.	96,031	4,444,315
PPL Corp.	110,800	3,901,268
		57,882,958
Total Common Stocks (cost $1,129,859,843)		1,647,429,405

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $9,774,852)	4.43	9,774,852	9,774,852
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,914,258)	4.43	2,914,258	2,914,258
Total Investments (cost $1,142,548,953)		100.2%	1,660,118,515
Liabilities, Less Cash and Receivables		(.2%)	(2,748,182)
Net Assets		100.0%	1,657,370,333

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $14,551,708 and the value of the collateral was
$14,718,564, consisting of cash collateral of $2,914,258 and U.S. Government & Agency securities valued at $11,804,306.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Equity Income Fund

February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,647,429,405	—	—	1,647,429,405
Investment Companies	12,689,110	—	—	12,689,110
	1,660,118,515	—	—	1,660,118,515

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At February 28, 2025, accumulated net unrealized appreciation on investments was $517,569,562, consisting of $543,909,225 gross unrealized appreciation and $26,339,663 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.